DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2021
Depreciation And Amortization
DEPRECIATION AND AMORTIZATION

14)       DEPRECIATION AND AMORTIZATION

			R$ thousand
	Year ended December 31
	2021	2020	2019
Amortization expenses	(3,060,180)	(2,960,924)	(3,128,385)
Depreciation expenses	(2,712,720)	(2,960,106)	(2,737,383)
Total	(5,772,900)	(5,921,030)	(5,865,768)